Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]	During 2022, 2023 and 2024, the following charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2022	2023	2024

A	16%	20%	—
B	—	14%	14%
C	—	—	10%